Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Azzad Funds
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Azzad Ethical Fund
Shareholder Report [Line Items]
Fund Name	Azzad Ethical Fund
Class Name	Azzad Ethical Fund
Trading Symbol	ADJEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Azzad Ethical Fund - ADJEX (the “Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-ethical-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923.
Additional Information Email	https://azzadasset.com/azzad-ethical-fund/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Ethical Fund	$50	0.99%

*Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 137,300,000
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 491,463
Investment Company, Portfolio Turnover	28.66%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$137.3 MILLION	81	28.66%	$491,463

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	IDEXX Laboratories, Inc.	4.61%
2.	Quanta Services, Inc.	4.17%
3.	Cadence Design Systems, Inc.	3.87%
4.	KLA Corp.	3.05%
5.	Coherent, Inc.	2.89%
6.	Howmet Aerospace, Inc.	2.76%
7.	Cloudfare, Inc. Class A	2.72%
8.	Monolithic Power Systems, Inc.	2.70%
9.	Fastenal Co.	2.62%
10.	HEICO Corp. Class A	2.52%
	Total % of Net Assets	31.91%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended December 31, 2025.
Updated Prospectus Phone Number	1-888-862-9923.
Updated Prospectus Email Address	https://azzadasset.com/azzad-ethical-fund/
Azzad Wise Capital Fund
Shareholder Report [Line Items]
Fund Name	Azzad Wise Capital Fund
Class Name	Azzad Wise Capital Fund
Trading Symbol	WISEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Azzad Wise Capital Fund - WISEX (the “Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-wise-capital-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923.
Additional Information Email	https://azzadasset.com/azzad-wise-capital-fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Wise Capital Fund	$45	0.89%

*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 362,600,000
Holdings Count | Holdings	216
Advisory Fees Paid, Amount	$ 1,309,934
Investment Company, Portfolio Turnover	10.35%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$362.6 MILLION	216	10.35%	$1,309,934

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2.19%
2.	Perusahaan Penerbit SBSN Indois Sukuk, Series REGS, 4.150%, 03/29/2027	2.15%
3.	ICD Sukuk Co. Ltd., 5.000%, 02/01/2027	2.12%
4.	Axiata Spv2 Bhd, 4.357%, 03/24/2026	2.10%
5.	Mazoon Assets Co. SAOC. Sr. Unsecd Note, Series 144A, 5.250%, 10/09/2031	1.92%
6.	Banque Saudi Fransi, Sr. Unsecd. Note, Series REGS, 4.750%, 05/31/2028	1.89%
7.	DAE Sukuk DIFC Ltd., Sr. Unsecd. Note, Series REGS, 3.750%, 02/15/2026	1.86%
8.	EI Sukuk Co. Ltd., Sr. Unsecd. Note, 5.431%, 05/28/2029	1.85%
9.	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 5.000%, 05/25/2030	1.84%
10.	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026	1.78%
	Total % of Net Assets	19.70%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended December 31, 2025.
Updated Prospectus Phone Number	1-888-862-9923.
Updated Prospectus Email Address	https://azzadasset.com/azzad-wise-capital-fund